UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2025, originally filed with the Securities and Exchange Commission on June 2, 2025 (Accession Number 0001133228-25-005868), for the purpose of correcting the benchmark information within “The Value of a $10,000 Investment” chart and the “Average Annual Total Returns” table within Item 1 (Report to Shareholders) for Franklin Emerging Market Core Dividend Tilt ETF, Franklin International Core Dividend Tilt Index ETF, Franklin U.S. Core Dividend Tilt Index ETF and Franklin U.S. Equity Index ETF, respectively. Except as set forth above, no other changes have been made to the Form N-CSR, and this amended filing does not amend, update or change any other items or disclosure found in the Form N-CSR.

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin International Core Dividend Tilt Index ETF
DIVI | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin International Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Core Dividend Tilt Index ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin International Core Dividend Tilt Index ETF returned 5.24%. The Fund compares its performance to the Morningstar Developed Markets ex-North America Target Market Exposure Index-NR (the Parent Index)†, the Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR††, the Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR (the Underlying Index)††† and the Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††††, which returned 4.71%, 4.71%, 5.06% and 5.13%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, utilities and industrials.
↑	Individual holdings that lifted the Fund’s absolute return included HSBC Holdings, SAP and Intesa Sanpaolo.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were consumer discretionary, information technology and materials.
↓	Individual holdings that hindered the Fund’s absolute return included Novo Nordisk, ASML Holding and Toyota Motor.
Franklin International Core Dividend Tilt Index ETF	PAGE 1	DIVI-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Core Dividend Tilt Index ETF
6/1/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin International Core Dividend Tilt Index ETF (NAV)	5.24	12.92	8.50
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR†	4.71	11.84	--
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR††	4.71	13.86	9.60
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR†††	5.06	--	--
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††††	5.13	13.06	8.80
†	The Morningstar Developed Markets ex-North America Target Market Exposure Index-NR did not commence calculation and publication until June 10, 2019.
††	The Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR reflects the performance of the Fund’s old primary benchmark, the MSCI Europe, Australasia and the Far East (EAFE) 100% Hedged to USD Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.
†††	The Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.
††††	The Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR reflects the performance of the Fund’s old underlying index, LibertyQ International Equity Hedged Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Franklin International Core Dividend Tilt Index ETF	PAGE 2	DIVI-ATSR-1125

KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,269,148,012
Total Number of Portfolio Holdings*	439
Total Management Fee Paid (based on a unitary fee)	$854,715
Portfolio Turnover Rate	26.28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Portfolio Composition*,†	% of Total Investments
Financials	27.5%
Industrials	13.2%
Health Care	11.7%
Consumer Discretionary	10.1%
Information Technology	8.0%
Consumer Staples	6.8%
Materials	5.8%
Utilities	5.4%
Communication Services	5.0%
Energy	3.6%
Real Estate	2.9%
Short-Term Investments	0.0%

Geographic Composition*,†	% of Total Investments
Europe	61.5%
Asia	26.5%
Australia & New Zealand	10.8%
North America	0.7%
Middle East & Africa	0.5%
Short-Term Investments	0.0%
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Core Dividend Tilt Index ETF	PAGE 3	DIVI-ATSR-1125

Franklin Emerging Market Core Dividend Tilt Index ETF
DIEM | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin Emerging Market Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Emerging Market Core Dividend Tilt Index ETF	$20	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Emerging Market Core Dividend Tilt Index ETF returned 10.79%. The Fund compares its performance to the Morningstar Emerging Markets Target Market Exposure Index-NR (the Parent Index)†, the Linked Morningstar Emerging Markets Target Market Exposure Index-NR††, the Morningstar Emerging Markets Dividend Enhanced Select Index-NR (the Underlying Index)††† and the Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††††, which returned 6.88%, 6.88%, 11.07% and 11.32%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, communication services and consumer discretionary.
↑	Individual holdings that lifted the Fund’s absolute return included Tencent Holdings, Taiwan Semiconductor Manufacturing and Alibaba Group Holding.

Top detractors from performance:
↓	The sectors that detracted most from the Fund’s absolute performance were materials, information technology and energy.
↓	Individual holdings that hindered the Fund’s absolute return included Samsung Electronics, Grupo Financiero Banorte and Bank Rakyat Indonesia Persero.
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 1	DIEM-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Emerging Market Core Dividend Tilt Index ETF 6/1/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)	10.79	8.80	4.71
Morningstar Emerging Markets Target Market Exposure Index-NR†	6.88	8.58	--
Linked Morningstar Emerging Markets Target Market Exposure Index-NR††	6.88	7.94	6.12
Morningstar Emerging Markets Dividend Enhanced Select Index-NR†††	11.07	--	--
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††††	11.32	9.39	5.29
†	The Morningstar Emerging Markets Target Market Exposure Index-NR did not commence calculation and publication until February 25, 2019.
††	The Linked Morningstar Emerging Markets Target Market Exposure Index-NR reflects the performance of the Fund’s old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.
†††	The Morningstar Emerging Markets Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.
††††	The Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR reflects the performance of the Fund’s old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 2	DIEM-ATSR-1125

KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$13,518,453
Total Number of Portfolio Holdings*	583
Total Management Fee Paid (based on a unitary fee)	$25,576
Portfolio Turnover Rate	53.28%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the information technology sector.
Related disclosure regarding the risks of investing in the information technology sector, such as the sector’s historical volatility and the impact of competition and the rapid pace of product development on companies in the sector.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 3	DIEM-ATSR-1125

Franklin U.S. Core Dividend Tilt Index ETF
UDIV | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Core Dividend Tilt Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Dividend Tilt Index ETF	$6	0.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Core Dividend Tilt Index ETF returned 10.64%. The Fund compares its performance to the Morningstar US Target Market Exposure Index (the Parent Index)†, the Linked Morningstar US Target Market Exposure Index††, the Morningstar U.S. Dividend Enhanced Select Index (the Underlying Index)††† and the Linked Morningstar US Dividend Enhanced Select Index††††, which returned 8.14%, 8.14%, 10.71% and 10.71%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were information technology, financials and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included Apple, NVIDIA and Philip Morris International.

Top detractors from performance:
↓	There were no sectors that detracted from the Fund’s absolute performance.
↓	Individual holdings that hindered the Fund’s absolute return included Microsoft, Merck and Advanced Micro Devices.
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 1	UDIV-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Core Dividend Tilt Index ETF 6/1/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Core Dividend Tilt Index ETF (NAV)	10.64	16.48	9.52
Morningstar US Target Market Exposure Index†	8.14	18.49	--
Linked Morningstar US Target Market Exposure Index††	8.14	16.26	11.08
Morningstar US Dividend Enhanced Select Index†††	10.71	--	--
Linked Morningstar US Dividend Enhanced Select Index††††	10.71	16.52	9.53
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.
††	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.
†††	The Morningstar US Dividend Enhanced Select Index did not commence calculation and publication until June 15, 2022.
††††	The Linked Morningstar US Dividend Enhanced Select Index reflects the performance of the Fund’s old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$50,222,723
Total Number of Portfolio Holdings*	287
Total Management Fee Paid (based on a unitary fee)	$28,285
Portfolio Turnover Rate	17.55%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 2	UDIV-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 3	UDIV-ATSR-1125

Franklin U.S. Equity Index ETF
USPX | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Equity Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Equity Index ETF	$3	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Equity Index ETF returned 8.10%. The Fund compares its performance to the Morningstar US Target Market Exposure Index (the Underlying Index)† and the Linked Morningstar US Target Market Exposure Index††, which both returned 8.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to the Fund’s absolute performance were financials, information technology and communication services.
↑	Individual holdings that lifted the Fund’s absolute return included Apple, NVIDIA and Tesla.

Top detractors from performance:
↓	The only sector that detracted from the Fund’s absolute performance was materials.
↓	Individual holdings that hindered the Fund’s absolute return included Microsoft, Advanced Micro Devices and Intel.
Franklin U.S. Equity Index ETF	PAGE 1	USPX-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Equity Index ETF 6/1/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Equity Index ETF (NAV)	8.10	15.19	10.40
Morningstar US Target Market Exposure Index†	8.14	18.49	--
Linked Morningstar US Target Market Exposure Index††	8.14	15.20	10.42
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.
††	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,226,389,682
Total Number of Portfolio Holdings*	560
Total Management Fee Paid (based on a unitary fee)	$347,421
Portfolio Turnover Rate	3.37%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Equity Index ETF	PAGE 2	USPX-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
Disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Equity Index ETF	PAGE 3	USPX-ATSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney, is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2024 and March 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $998,129 in March 31, 2024 and $ 1,167,743 in March 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2024 and $0 in March 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in March 31, 2024 and $334,000 in March 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $5,991 in March 31, 2024 and $0 in March 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $411,591 in March 31, 2024 and $1,500,152 in March 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Alison J. Baumann

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Templeton ETF Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	December 2, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	December 2, 2025